Mainland China Contribution Plan	12 Months Ended
May 31, 2018
Text Block [Abstract]
Mainland China Contribution Plan
24.	MAINLAND CHINA CONTRIBUTION PLAN

The Group’s full time employees in the PRC participate in a government-mandated multiemployer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. The PRC labor regulations require the Group to accrue for these benefits based on certain percentages of the employees’ salaries. The total contributions for such employee benefits were US$71,434, US$89,709 and US$129,334 for the years ended May 31, 2016, 2017 and, 2018, respectively.